Mortgage notes receivable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Mortgage notes receivable
Schedule of mortgage notes receivable

(dollars in thousands)	June 30, 2020	December 31, 2019
Total loan commitments	$1,121,521	$1,101,275
Less:
Construction holdbacks (1)	260,401	253,708
Interest reserves (1)	21,907	18,601
Private REIT participation (2)	6,931	—
Total principal outstanding for our mortgage notes receivable	832,282	828,966
Less:
Allowance for loan losses	6,795	4,096
Deferred fees	8,168	3,281
Mortgage notes receivable, net	$817,319	$821,589
(1)	Includes construction holdbacks of $7.1 million and interest reserves of $0.7 million on participating interests sold to the Private REIT as of June 30, 2020.
(2)	The Private REIT was determined to be a voting interest entity for which we, through our wholly owned subsidiary acting as manager with no equity investment, do not hold a controlling interest in and do not consolidate the Private REIT. Furthermore, the Private REIT participation in loans originated by us meets the characteristics of a participating interest in accordance with ASC 860 and therefore, is treated as a sale of mortgage notes receivable and is derecognized from our unaudited condensed consolidated financial statements.

Schedule of composition of the loan portfolio

	Successor	Predecessor
(dollars in thousands)	At December 31, 2019	At December 31, 2018
Current mortgage notes receivable	$796,017	$580,003
Defaulted and impaired loans (1)	32,949	11,273
Outstanding balances for mortgage notes receivable before deferred fees and allowance for loan losses	828,966	591,276
Less:
Deferred fees	3,281	—
Allowance for loan losses	4,096	1,704
Carrying value for mortgage notes receivable	$821,589	$589,572
(1)	Average recorded investment in defaulted and impaired loans was $2.2 million and $2.1 million for the year ended December 31, 2019 and December 31, 2018, respectively.

Schedule of allowance for loan losses relates to loans in default

	Three Months Ended	Three Months Ended	Six Months Ended	Six Months Ended
(dollars in thousands)	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Beginning	$7,182	$1,480	$4,096	$1,704
Provision for loan losses (benefits)	309	297	3,931	73
Charge offs	(696)	—	(1,232)	—
Ending	$6,795	$1,777	$6,795	$1,777

	Allowance for
(dollars in thousands)	loans in default	Total reserves

Beginning January 1, 2018 (Predecessor)	$—	$—
Provision for loan losses	1,783	1,783
Charge offs	(340)	(340)
Recoveries	261	261
Ending December 31, 2018 (Predecessor)	1,704	1,704
Provision for loan losses	3,342	3,342
Charge offs	(452)	(452)
Recoveries	—	—
Ending November 14, 2019 (Predecessor)	4,594	4,594

Beginning November 15, 2019 (Successor)(1)	4,096	4,096
Provision for loan losses	—	—
Charge offs	—	—
Recoveries	—	—
Ending December 31, 2019 (Successor)	$4,096	$4,096
(1)	The balance at November 15, 2019 (Successor) represents the allowance of the acquirer, BRELF II.